Net Asset Value and Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Summary of Net Asset Value Per Share

Net asset value per Share is the net asset value of the Fund divided by the number of outstanding Shares at the date of each respective period presented.

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value
Net asset value per Share, beginning of period	$51.95	$48.54	$54.62
Net realized and net change in unrealized gain (loss) on United States Treasury Obligations and Futures	(19.44)	3.78	(5.63)
Net investment income (loss)	(0.29)	(0.37)	(0.45)

Net increase (decrease)	(19.73)	3.41	(6.08)

Net asset value per Share, end of period	$32.22	$51.95	$48.54

Market value per Share, beginning of period	$52.35	$47.99	$54.51

Market value per Share, end of period	$32.29	$52.35	$47.99

Ratio to average Net Assets
Net investment income (loss)	(0.70)%	(0.69)%	(0.71)%

Total expenses	0.77%	0.75%	0.76%

Total Return, at net asset value	(37.98)%	7.03%	(11.13)%

Total Return, at market value	(38.32)%	9.09%	(11.96)%